Equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity
14	Equity

(a)	Capital
The capital comprises 8,730,000 quotas (2019 – 8,595,000), with a par value of R$ 1.00 each (2018 - R$ 1.00 each). All issued quotas are paid up. The liability of the partners is personally limited to the value of their respective quotas, but all partners are jointly liable for the payment of capital.
In June 29 2018, the quotaholders unanimously approved a capital increase of R$ 270. Accordingly, capital was increased from R$ 8,550 to R$ 8,820 through the issue of 270,000 quotas at R$ 1.00 each. The capital increase includes conversion of R$ 158 of advance to capital increase, occurred in 2017, in capital, therefore, the cash portion in 2018 was R$ 112.
On May 31, 2019, the quotaholders unanimously approved a capital decrease of R$ 225. Accordingly, capital was decreased from R$ 8,820 to R$ 8,595 through the redeem of 225,000 quotas at R$ 1.00 each.
On March 16, 2020, the quotaholders unanimously approved a capital increase of R$ 90. Accordingly, capital was increased from R$ 8,595 to R$ 8,685 through the issue of 90,000 quotas at R$ 1.00 each.
On August 8, 2020, the quotaholders unanimously approved a capital increase of R$ 45. Accordingly, capital was increased from R$ 8,685 to R$ 8,730 through the issue of 45,000 quotas at R$ 1.00 each.

The Entity’s quotaholders as at December 31, 2020, 2019 and 2018 are presented in the table below:

Quotaholder	01/01/2018 Quantity	Subscribed	Transferred	Cancelled	12/31/2018 Quantity
Gilberto Sayão da Silva	2,412,000.00	—	—	—	2,412,000.00
Alessandro Monteiro Morgado Horta	1,206,000.00	—	—	—	1,206,000.00
Paulo Fernando Carvalho de Oliveira	1,206,000.00	—	—	—	1,206,000.00
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Others Quotaholders	2,520,000.00	270,000.00	—	—	2,790,000.00

Total	8,550,000.00	270,000.00	—	—	8,820,000.00

Quotaholder	12/31/2018 Quantity	Subscribed	Transferred	Cancelled	12/31/2019 Quantity
Gilberto Sayão da Silva	2,412,000.00	—	(2,412,000.00)	—	—
Alessandro Monteiro Morgado Horta	1,206,000.00	—	(1,206,000.00)	—	—
Paulo Fernando Carvalho de Oliveira	1,206,000.00	—	(1,206,000.00)	—	—
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Vinci Partners Participações Ltda.	—	—	4,194,000.00	—	4,194,000.00
Treasury Quotas	—	—	225,000.00	(225,000.00)	—
Others Quotaholders	2,790,000.00	—	405,000.00	—	3,195,000.00

Total	8,820,000.00	—	—	(225,000.00)	8,595,000.00

Quotaholder	12/31/2019 Quantity	Subscribed	Transferred	Cancelled	12/31/2020 Quantity
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Vinci Partners Participações Ltda.	4,194,000.00	—	—	—	4,194,000.00
Others Quotaholders	3,195,000.00	135,000	—	—	3,330,000.00

Total	8,595,000.00	135,000	—	—	8,730,000.00

(b)	Treasury quotas
Treasury quotas comprises the quotas acquired by the Entity. The acquisition of its own quotas and the disposal of those quotas are capital transactions with the quotaholders and do not affect the income statement. During 2019 the Entity acquired 225,000 quotas from one of its quotaholders at a price of R$ 1.00 per quota and subsequently cancelled these quotas.

(c)	Retained earnings
Earning reserves comprises the net profit generated by the Entity which were not distributed to their quotaholders or approved to be distributed by the Entity management.

(d)	Other reserves
Comprises the exchange variation in investments made on investees which have a functional currency other than Brazilian Reais, the Entity functional currency. When a foreign operation is sold , the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(e)	Dividends
In accordance with the Entity
by-laws
dividends are distributed based on the resolution of the partners. Therefore, dividends could be distributed on a non-proportional
basis among quotaholders, which are comprised by the partners of Vinci. On annual basis the partners determine the dividends amount to be paid to each quotaholder.
In 2018 the Entity declared R$ 45,759 as dividends which was fully paid. In 2019 the Entity declared R$ 109,654 as dividends. During 2019 dividends were paid in the amount of R$ 76,226 (R$ 45,885 in 2018).
In 2019 the Entity declared R$ 109,654 as dividends which was fully paid. In 2020 the Entity declared and approved R$ 261,629 as dividends which R$ 123,191 remains unpaid on December 31, 2020. During 2020 dividends were paid in the amount of R$ 176,287 (R$ 76,226 in 2019).

(f)	Basic and diluted earnings per quota

a) Basic earning per quota	2020	2019	2018
From continuing operations attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

Total basic earning per quota attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

b) Diluted earning per quota	2020	2019	2018
From continuing operations attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

Total basic earning per quota attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

c) Reconciliations of earnings used in calculating earnings per quota

Basic earnings per quota:	2020	2019	2018
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per quota:
From continuing operations	170,199	151,373	56,613

	170,199	151,373	56,613

Diluted earnings per quota:	2020	2019	2018
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per quota	170,199	151,373	56,613

Used in calculating diluted earnings per quota	170,199	151,373	56,613

d) Weighted average number of quotas used as the denominator

	Number 2020	Number 2019	Number 2018
Weighted average number of ordinary quotas used as the denominator in calculating basic earnings per quota:	8,683,893	8,688,082	8,686,849
Adjustments for calculation of diluted earnings per quota:	—	—	—

Weighted average number of ordinary quotas and potential ordinary quotas used as the denominator in calculating diluted earnings per quota	8,683,893	8,688,082	8,686,849